UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®

Investment portfolio

September 30, 2017

unaudited

Common stocks 61.86% Information technology 13.68%	Shares	Value (000)
Microsoft Corp.	60,262,000	$4,488,916
Broadcom Ltd.	6,968,500	1,690,140
Intel Corp.	31,684,100	1,206,531
ASML Holding NV (New York registered)	5,117,458	876,109
ASML Holding NV1	1,905,000	324,976
Facebook, Inc., Class A2	6,272,000	1,071,697
Symantec Corp.3	32,026,000	1,050,773
Alphabet Inc., Class C2	811,800	778,605
Alphabet Inc., Class A2	179,500	174,783
Apple Inc.	5,438,000	838,105
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,722,000	740,561
TE Connectivity Ltd.	7,205,000	598,447
Intuit Inc.	4,200,000	596,988
VeriSign, Inc.2,3	5,500,000	585,145
Visa Inc., Class A	4,561,000	480,000
Activision Blizzard, Inc.	3,894,100	251,208
Analog Devices, Inc.	2,796,000	240,931
MasterCard Inc., Class A	698,000	98,558
Amphenol Corp., Class A	1,058,000	89,549
Texas Instruments Inc.	563,200	50,485
		16,232,507
Consumer discretionary 8.72%
Home Depot, Inc.	16,197,349	2,649,239
Comcast Corp., Class A	57,180,000	2,200,286
Amazon.com, Inc.2	1,940,000	1,865,019
McDonald’s Corp.	3,684,000	577,209
CBS Corp., Class B	7,233,000	419,514
Starbucks Corp.	6,330,000	339,984
Charter Communications, Inc., Class A2	908,100	330,022
VF Corp.	4,669,000	296,808
NIKE, Inc., Class B	5,494,000	284,864
Marriott International, Inc., Class A	2,486,000	274,106
General Motors Co.	5,000,000	201,900
LVMH Moët Hennessy-Louis Vuitton SE1	657,000	181,132
Priceline Group Inc.2	80,900	148,113
Twenty-First Century Fox, Inc., Class A	5,080,000	134,010
Royal Caribbean Cruises Ltd.	1,120,000	132,765
Viacom Inc., Class B	4,000,000	111,360
Netflix, Inc.2	607,000	110,080
Dollar General Corp.	797,000	64,597
Hasbro, Inc.	243,000	23,734
		10,344,742

American Balanced Fund — Page 1 of 36

unaudited

Common stocks Financials 8.36%	Shares	Value (000)
Berkshire Hathaway Inc., Class A2	9,104	$2,501,233
Berkshire Hathaway Inc., Class B2	800,000	146,656
Wells Fargo & Co.	29,234,500	1,612,283
JPMorgan Chase & Co.	9,753,000	931,509
Chubb Ltd.	6,070,500	865,350
SunTrust Banks, Inc.	14,230,000	850,527
BlackRock, Inc.	1,469,000	656,775
Goldman Sachs Group, Inc.	1,970,328	467,342
Capital One Financial Corp.	5,468,047	462,925
PNC Financial Services Group, Inc.	3,170,000	427,221
Citigroup Inc.	4,000,000	290,960
Bank of America Corp.	10,000,000	253,400
Legal & General Group PLC1	70,000,000	243,811
HDFC Bank Ltd.1	4,275,000	118,443
HDFC Bank Ltd. (ADR)	418,000	40,282
Intercontinental Exchange, Inc.	772,000	53,036
		9,921,753
Energy 5.99%
Royal Dutch Shell PLC, Class B (ADR)	18,082,000	1,130,848
Royal Dutch Shell PLC, Class B1	4,000,000	123,008
Royal Dutch Shell PLC, Class A (ADR)	348,602	21,118
Royal Dutch Shell PLC, Class A1	68,299	2,058
Schlumberger Ltd.	18,262,000	1,273,957
Chevron Corp.	7,594,755	892,384
Enbridge Inc.	17,287,000	723,288
Noble Energy, Inc.	19,844,729	562,796
Halliburton Co.	10,935,000	503,338
Baker Hughes, a GE Co., Class A	10,300,000	377,186
Suncor Energy Inc.	10,383,746	363,920
Concho Resources Inc.2	1,805,000	237,755
ConocoPhillips	4,100,000	205,205
Cabot Oil & Gas Corp.	7,669,900	205,170
Phillips 66	2,180,000	199,710
Hess Corp.	2,051,605	96,200
Murphy Oil Corp.	3,600,080	95,618
Weatherford International PLC2	15,850,000	72,593
BP PLC1	2,800,000	17,902
		7,104,054
Consumer staples 5.88%
Philip Morris International Inc.	18,770,000	2,083,658
Coca-Cola Co.	34,173,000	1,538,127
Kraft Heinz Co.	11,710,850	908,176
Altria Group, Inc.	12,066,000	765,226
Procter & Gamble Co.	6,037,563	549,297
British American Tobacco PLC1	2,780,515	173,840
British American Tobacco PLC (ADR)	2,139,768	133,628
Coca-Cola European Partners PLC	4,400,000	183,128
Pinnacle Foods Inc.	2,898,000	165,679
Walgreens Boots Alliance, Inc.	2,000,000	154,440
Costco Wholesale Corp.	730,000	119,932

American Balanced Fund — Page 2 of 36

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
General Mills, Inc.	2,100,000	$108,696
Kellogg Co.	1,350,000	84,199
		6,968,026
Health care 5.77%
UnitedHealth Group Inc.	11,547,500	2,261,578
Johnson & Johnson	7,660,000	995,877
Merck & Co., Inc.	15,432,000	988,111
Express Scripts Holding Co.2	10,676,400	676,030
AbbVie Inc.	4,150,000	368,769
Medtronic PLC	4,255,000	330,911
Bristol-Myers Squibb Co.	5,000,000	318,700
Thermo Fisher Scientific Inc.	1,612,000	304,990
Kite Pharma, Inc.2	797,400	143,381
Regeneron Pharmaceuticals, Inc.2	255,500	114,239
Vertex Pharmaceuticals Inc.2	728,300	110,731
Humana Inc.	454,000	110,608
Gilead Sciences, Inc.	1,000,000	81,020
Intercept Pharmaceuticals, Inc.2	706,622	41,012
		6,845,957
Industrials 3.25%
Boeing Co.	5,424,600	1,378,988
Lockheed Martin Corp.	3,857,037	1,196,800
Johnson Controls International PLC	7,055,375	284,261
Cummins Inc.	1,350,000	226,840
General Electric Co.	9,250,000	223,665
Caterpillar Inc.	1,300,000	162,123
Norfolk Southern Corp.	1,200,000	158,688
TransDigm Group Inc.	596,000	152,367
Parker-Hannifin Corp.	425,000	74,384
		3,858,116
Materials 3.20%
DowDuPont Inc.	27,919,088	1,932,839
LyondellBasell Industries NV	6,045,100	598,767
Praxair, Inc.	3,100,400	433,250
Royal Gold, Inc.3	4,129,000	355,259
Sherwin-Williams Co.	700,000	250,628
Potash Corp. of Saskatchewan Inc.	6,500,000	125,060
Nucor Corp.	1,750,000	98,070
		3,793,873
Real estate 1.57%
Crown Castle International Corp. REIT	6,340,446	633,918
Iron Mountain Inc. REIT	10,166,200	395,465
Digital Realty Trust, Inc. REIT	2,500,000	295,825
American Tower Corp. REIT	1,485,000	202,970
Equinix, Inc. REIT	400,000	178,520
Ventas, Inc. REIT	1,509,000	98,281
British Land Co. PLC REIT1	7,360,000	59,411
		1,864,390

American Balanced Fund — Page 3 of 36

unaudited

Common stocks Telecommunication services 0.44%	Shares	Value (000)
AT&T Inc.	11,632,000	$455,626
Verizon Communications Inc.	1,368,000	67,702
		523,328
Utilities 0.28%
PG&E Corp.	2,000,000	136,180
Dominion Energy, Inc.	1,500,000	115,395
Pinnacle West Capital Corp.	1,000,000	84,560
		336,135
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		5,592,435
Total common stocks (cost: $46,831,649,000)		73,385,316
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative4	7,440	4,562
Total preferred securities (cost: $5,208,000)		4,562
Convertible stocks 0.03% Miscellaneous 0.03%
Other convertible stocks in initial period of acquisition		42,720
Total convertible stocks (cost: $40,412,000)		42,720
Bonds, notes & other debt instruments 33.16% Corporate bonds & notes 12.64% Financials 3.05%	Principal?amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,693
ACE INA Holdings Inc. 2.875% 2022	22,180	22,598
ACE INA Holdings Inc. 3.35% 2026	5,180	5,314
Allstate Corp. 3.28% 2026	10,185	10,385
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	29,047
AXA SA, Series B, junior subordinated 6.379% (undated)4	2,000	2,300
Banco Santander, SA 3.70% 20224	28,500	29,058
Bank of America Corp. 2.625% 2020	20,000	20,224
Bank of America Corp. 2.625% 2021	4,730	4,769
Bank of America Corp. 2.816% 2023	30,500	30,534
Bank of America Corp. 3.124% 2023	28,000	28,457
Bank of America Corp. 3.875% 2025	25,385	26,608
Bank of America Corp. 3.248% 2027	11,250	11,034
Bank of America Corp. 3.593% 2028	26,250	26,491
Bank of America Corp. 3.824% 2028	10,500	10,791
Bank of America Corp. 4.244% 2038	7,500	7,945
Barclays Bank PLC 3.25% 2021	19,345	19,720
BB&T Corp. 2.45% 2020	37,000	37,399
BB&T Corp. 2.625% 2022	22,500	22,865
BB&T Corp. 2.75% 2022	45,000	45,794
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,213
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,422

American Balanced Fund — Page 4 of 36

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Berkshire Hathaway Inc. 2.90% 2020	$9,500	$9,782
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,260
BNP Paribas 4.375% 20254	5,700	5,923
BNP Paribas 4.375% 20264	6,350	6,646
BPCE SA group 5.70% 20234	13,830	15,416
BPCE SA group 5.15% 20244	20,000	21,585
Capital One Financial Corp. 3.20% 2025	20,000	20,014
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20191,4,5,6,7	1,420	1,420
Charles Schwab Corp. 3.45% 2026	3,885	4,000
Citigroup Inc. 2.05% 2019	24,500	24,526
Citigroup Inc. 8.50% 2019	8,416	9,288
Citigroup Inc. 2.35% 2021	71,000	70,677
Citigroup Inc. 2.70% 2021	24,500	24,780
Citigroup Inc. 2.90% 2021	53,000	53,691
Citigroup Inc. 3.20% 2026	18,000	17,755
Citigroup Inc. 3.668% 2028	9,500	9,582
CME Group Inc. 5.30% 2043	3,135	3,953
CNA Financial Corp. 3.95% 2024	9,910	10,341
Commonwealth Bank of Australia 2.25% 20204	6,250	6,283
Commonwealth Bank of Australia 2.75% 20224	6,250	6,310
Crédit Agricole SA 2.375% 20214	6,645	6,646
Crédit Agricole SA 3.375% 20224	20,125	20,604
Crédit Agricole SA 4.375% 20254	14,825	15,433
Credit Suisse Group AG 1.70% 2018	12,000	12,010
Credit Suisse Group AG 3.45% 2021	20,000	20,540
Credit Suisse Group AG 2.997% 20234	13,250	13,222
Credit Suisse Group AG 3.80% 2023	32,275	33,441
Danske Bank AS 2.00% 20214	37,870	37,306
Danske Bank AS 2.70% 20224	47,600	47,877
DNB ASA 2.375% 20214	27,000	26,911
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,140
Goldman Sachs Group, Inc. 1.95% 2019	30,500	30,457
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,032
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,748
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,523
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.674% 20217	25,782	26,368
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,544
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,983
Goldman Sachs Group, Inc. 3.00% 2022	35,000	35,404
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,457
Goldman Sachs Group, Inc. 2.905% 2023	126,500	126,694
Goldman Sachs Group, Inc. 2.908% 2023	53,750	53,750
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,299
Goldman Sachs Group, Inc. 3.75% 2026	12,629	12,946
Goldman Sachs Group, Inc. 3.691% 2028	34,750	35,082
HSBC Holdings PLC 2.95% 2021	32,500	33,015
HSBC Holdings PLC 2.65% 2022	15,000	15,039
HSBC Holdings PLC 3.262% 2023	50,500	51,562
HSBC Holdings PLC 4.25% 2024	8,000	8,373
HSBC Holdings PLC 3.90% 2026	7,825	8,195
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,165
Intesa Sanpaolo SpA 3.125% 20224	31,850	31,954
Intesa Sanpaolo SpA 5.017% 20244	27,485	27,972
JPMorgan Chase & Co. 2.25% 2020	42,185	42,416

American Balanced Fund — Page 5 of 36

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
JPMorgan Chase & Co. 2.55% 2020	$32,300	$32,673
JPMorgan Chase & Co. 2.40% 2021	32,500	32,620
JPMorgan Chase & Co. 2.55% 2021	24,235	24,484
JPMorgan Chase & Co. 3.25% 2022	10,000	10,331
JPMorgan Chase & Co. 3.875% 2024	25,000	26,037
JPMorgan Chase & Co. 3.54% 2028	30,000	30,297
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	35,000	36,575
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	28,626
Keybank National Association 2.50% 2019	17,000	17,201
Leucadia National Corp. 5.50% 2023	830	888
Liberty Mutual Group Inc. 4.25% 20234	3,000	3,207
Lloyds Banking Group PLC 3.00% 2022	30,000	30,270
Lloyds Banking Group PLC 4.582% 2025	14,750	15,541
MetLife Global Funding I 1.55% 20194	15,500	15,368
MetLife Global Funding I 2.30% 20194	10,120	10,192
MetLife Global Funding I 2.00% 20204	6,125	6,113
MetLife Global Funding I 2.50% 20204	46,300	46,711
MetLife Global Funding I 1.95% 20214	15,500	15,257
MetLife, Inc. 3.60% 2025	4,595	4,781
MetLife, Inc. 5.25% 2049	4,600	4,754
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	25,200
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	30,500	30,473
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	18,558
Moody’s Corp. 2.75% 2021	20,000	20,171
Morgan Stanley 2.50% 2021	46,000	46,162
Morgan Stanley 2.75% 2022	29,500	29,630
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20247	52,250	52,946
Morgan Stanley 4.00% 2025	8,950	9,442
Morgan Stanley 3.875% 2026	9,500	9,870
Morgan Stanley 3.625% 2027	20,125	20,429
National Australia Bank Ltd. 1.375% 2019	10,200	10,127
National Australia Bank Ltd. 1.875% 2021	10,200	10,011
National Australia Bank Ltd. 2.50% 2022	29,500	29,471
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.61% 20244,7	8,150	8,150
New York Life Global Funding 1.50% 20194	15,265	15,143
New York Life Global Funding 2.10% 20194	15,000	15,082
New York Life Global Funding 1.95% 20204	16,000	16,000
New York Life Global Funding 1.70% 20214	40,500	39,651
New York Life Global Funding 2.35% 20264	11,890	11,362
Nordea Bank AB 2.50% 20204	19,955	20,144
Nordea Bank AB 2.25% 20214	8,800	8,753
PNC Bank 1.45% 2019	33,375	33,160
PNC Bank 2.40% 2019	14,800	14,931
PNC Bank 2.60% 2020	30,000	30,462
PNC Bank 2.55% 2021	17,000	17,147
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,074
PRICOA Global Funding I 2.45% 20224	5,295	5,300
Prudential Financial, Inc. 2.30% 2018	7,595	7,646
Prudential Financial, Inc. 3.50% 2024	23,600	24,582
QBE Insurance Group Ltd. 2.40% 20184	19,300	19,360
Rabobank Nederland 2.25% 2019	15,000	15,113
Rabobank Nederland 2.50% 2021	14,700	14,856
Rabobank Nederland 2.75% 2022	23,500	23,843
Rabobank Nederland 4.375% 2025	22,650	23,816

American Balanced Fund — Page 6 of 36

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 1.875% 2021	$25,500	$25,036
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	23,216
Skandinaviska Enskilda Banken AB 2.80% 2022	33,750	34,297
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,562
Svenska Handelsbanken AB 1.875% 2021	16,845	16,591
Travelers Companies, Inc. 4.00% 2047	22,735	23,599
UBS Group AG 2.95% 20204	20,000	20,324
UBS Group AG 4.125% 20254	28,250	29,736
UniCredit SPA 3.75% 20224	70,825	72,655
UniCredit SPA 4.625% 20274	17,685	18,599
UniCredit SPA 5.861% 20324	48,700	51,163
Unum Group 5.625% 2020	345	376
Unum Group 3.875% 2025	5,045	5,171
US Bancorp. 2.625% 2022	16,225	16,457
US Bancorp. 3.70% 2024	18,000	19,019
US Bancorp. 2.375% 2026	35,000	33,289
US Bancorp. 3.15% 2027	46,500	46,810
US Bank NA 1.40% 2019	5,465	5,436
US Bank NA 2.125% 2019	30,000	30,212
Wells Fargo & Co. 2.55% 2020	16,100	16,289
Wells Fargo & Co. 2.10% 2021	25,600	25,371
Wells Fargo & Co. 2.50% 2021	67,182	67,661
Wells Fargo & Co. 4.60% 2021	25,000	26,858
Wells Fargo & Co. 2.625% 2022	50,500	50,617
Wells Fargo & Co. 3.069% 2023	48,000	48,839
Wells Fargo & Co. 3.00% 2026	16,750	16,364
Wells Fargo & Co. 3.584% 2028	21,375	21,668
Westpac Banking Corp. 2.15% 2020	28,000	28,101
		3,613,308
Energy 1.62%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,140
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,517
Anadarko Petroleum Corp. 6.45% 2036	685	817
Anadarko Petroleum Corp. 6.60% 2046	13,200	16,392
APT Pipelines Ltd. 4.20% 20254	27,300	28,409
Boardwalk Pipelines, LP 4.45% 2027	10,090	10,289
Canadian Natural Resources Ltd. 2.95% 2023	34,865	34,692
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,771
Canadian Natural Resources Ltd. 3.85% 2027	21,020	21,274
Canadian Natural Resources Ltd. 4.95% 2047	13,360	14,055
Cenovus Energy Inc. 3.00% 2022	2,000	1,969
Cenovus Energy Inc. 3.80% 2023	20,710	20,833
Cenovus Energy Inc. 4.25% 20274	52,985	52,614
Cenovus Energy Inc. 5.25% 20374	17,000	16,914
Cenovus Energy Inc. 5.40% 20474	18,970	19,082
Chevron Corp. 2.498% 2022	20,630	20,808
Chevron Corp. 2.566% 2023	13,000	13,084
Chevron Corp. 2.895% 2024	34,000	34,451
Chevron Corp. 3.326% 2025	8,700	8,950
Chevron Corp. 2.954% 2026	6,700	6,694
ConocoPhillips 4.20% 2021	34,295	36,575
ConocoPhillips 4.95% 2026	18,000	20,317
Devon Energy Corp. 5.85% 2025	15,000	17,314

American Balanced Fund — Page 7 of 36

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Devon Energy Corp. 5.00% 2045	$23,775	$25,135
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,441
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,542
Enbridge Energy Partners, LP 4.20% 2021	300	314
Enbridge Energy Partners, LP 5.875% 2025	36,990	42,234
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,728
Enbridge Energy Partners, LP 7.375% 2045	19,575	25,289
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	17,803
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,574
Enbridge Inc. 4.00% 2023	37,535	39,516
Enbridge Inc. 3.50% 2024	990	1,006
Enbridge Inc. 4.25% 2026	7,640	8,047
Enbridge Inc. 3.70% 2027	11,940	12,101
Enbridge Inc. 5.50% 2046	9,595	11,058
Energy Transfer Partners, LP 4.15% 2020	11,500	12,016
Energy Transfer Partners, LP 4.75% 2026	28,100	29,617
Energy Transfer Partners, LP 4.00% 2027	25,745	25,689
Energy Transfer Partners, LP 4.20% 2027	19,270	19,540
Energy Transfer Partners, LP 6.125% 2045	14,990	16,512
Energy Transfer Partners, LP 5.30% 2047	30,000	30,163
Energy Transfer Partners, LP 5.40% 2047	77,228	78,898
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,803
EnLink Midstream Partners, LP 4.15% 2025	37,740	38,154
EnLink Midstream Partners, LP 4.85% 2026	25,000	26,196
EnLink Midstream Partners, LP 5.05% 2045	9,405	9,089
EnLink Midstream Partners, LP 5.45% 2047	14,125	14,626
Enterprise Products Operating LLC 3.90% 2024	16,545	17,364
Enterprise Products Operating LLC 3.95% 2027	550	578
EOG Resources, Inc. 4.15% 2026	10,220	10,845
EQT Corp. 3.00% 2022	16,800	16,845
EQT Corp. 3.90% 2027	15,080	15,107
Exxon Mobil Corp. 2.222% 2021	18,000	18,141
Exxon Mobil Corp. 2.726% 2023	12,000	12,224
Halliburton Co. 3.80% 2025	44,890	46,286
Halliburton Co. 5.00% 2045	5,900	6,493
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,115
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,776
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,081
Kinder Morgan Energy Partners, LP 4.15% 2022	3,000	3,142
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,697
Kinder Morgan Energy Partners, LP 5.50% 2044	11,321	11,946
Kinder Morgan, Inc. 3.05% 2019	8,070	8,219
Kinder Morgan, Inc. 4.30% 2025	19,285	20,227
Kinder Morgan, Inc. 5.30% 2034	8,205	8,587
Kinder Morgan, Inc. 5.55% 2045	26,835	29,033
Marathon Oil Corp. 4.40% 2027	45,670	46,711
MPLX LP 4.125% 2027	13,650	13,919
MPLX LP 5.20% 2047	6,130	6,439
Noble Energy, Inc. 3.85% 2028	29,650	29,758
Petróleos Mexicanos 6.375% 2021	5,935	6,517
Petróleos Mexicanos 3.50% 2023	22,000	21,725
Petróleos Mexicanos 6.50% 20274	21,055	23,403
Petróleos Mexicanos 6.50% 20274	13,460	14,881
Petróleos Mexicanos 5.50% 2044	2,173	2,032

American Balanced Fund — Page 8 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 5.625% 2046	$25,290	$23,614
Petróleos Mexicanos 6.75% 2047	29,952	31,941
Petróleos Mexicanos 6.75% 20474	10,695	11,346
Phillips 66 Partners LP 3.605% 2025	1,950	1,948
Phillips 66 Partners LP 3.55% 2026	3,350	3,282
Phillips 66 Partners LP 4.90% 2046	20,100	20,183
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,796
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,812
Royal Dutch Shell PLC 1.75% 2021	8,905	8,788
Royal Dutch Shell PLC 3.75% 2046	31,750	31,247
Sabine Pass Liquefaction, LLC 5.625% 2023	25,500	28,287
Sabine Pass Liquefaction, LLC 5.875% 2026	25,000	28,004
Sabine Pass Liquefaction, LLC 4.20% 2028	86,845	87,684
Schlumberger BV 3.625% 20224	11,340	11,808
Schlumberger BV 4.00% 20254	25,565	26,830
Shell International Finance BV 2.25% 2020	49,450	49,861
Spectra Energy Partners, LP 4.75% 2024	7,030	7,658
Spectra Energy Partners, LP 3.375% 2026	6,160	6,102
Spectra Energy Partners, LP 4.50% 2045	6,765	6,837
Statoil ASA 2.75% 2021	5,395	5,502
Statoil ASA 3.25% 2024	1,690	1,738
Statoil ASA 4.25% 2041	6,000	6,276
TC PipeLines, LP 4.375% 2025	7,880	8,245
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,841
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	6,814
Western Gas Partners LP 3.95% 2025	3,730	3,752
Western Gas Partners LP 4.65% 2026	7,045	7,394
Williams Partners LP 4.50% 2023	6,400	6,818
Williams Partners LP 4.30% 2024	7,870	8,311
Williams Partners LP 4.00% 2025	4,800	4,916
Williams Partners LP 3.75% 2027	4,485	4,486
Woodside Petroleum Ltd. 3.65% 20254	12,400	12,504
		1,926,768
Consumer discretionary 1.50%
Amazon.com, Inc. 2.40% 20234	36,545	36,489
Amazon.com, Inc. 2.80% 20244	56,300	56,471
Amazon.com, Inc. 3.80% 2024	49,975	53,475
Amazon.com, Inc. 3.15% 20274	18,500	18,610
Amazon.com, Inc. 4.95% 2044	5,500	6,373
American Honda Finance Corp. 1.20% 2019	25,500	25,273
American Honda Finance Corp. 2.25% 2019	16,500	16,634
American Honda Finance Corp. 1.65% 2021	18,065	17,685
CBS Corp. 3.50% 2025	15,000	15,280
CBS Corp. 4.60% 2045	25,000	25,519
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	25,540	27,001
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,703
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20284	26,675	27,029
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	16,350	19,281
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20474	18,035	18,731
Comcast Corp. 6.30% 2017	16,750	16,844
Comcast Corp. 1.625% 2022	10,250	9,994
Comcast Corp. 3.15% 2026	11,215	11,217
Comcast Corp. 2.35% 2027	27,250	25,455

American Balanced Fund — Page 9 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Comcast Corp. 3.30% 2027	$11,250	$11,414
Comcast Corp. 3.20% 2036	7,250	6,816
Comcast Corp. 6.45% 2037	15,000	20,083
Comcast Corp. 4.60% 2045	20,000	22,067
DaimlerChrysler North America Holding Corp. 1.50% 20194	25,500	25,295
DaimlerChrysler North America Holding Corp. 2.25% 20194	13,000	13,056
DaimlerChrysler North America Holding Corp. 2.25% 20204	9,780	9,805
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	22,189
DaimlerChrysler North America Holding Corp. 3.45% 20274	23,925	24,390
Discovery Communications, Inc. 2.95% 2023	8,645	8,663
Ford Motor Credit Co. 2.145% 2018	15,485	15,505
Ford Motor Credit Co. 2.375% 2018	8,990	9,010
Ford Motor Credit Co. 2.551% 2018	9,015	9,075
Ford Motor Credit Co. 2.597% 2019	26,735	26,972
Ford Motor Credit Co. 2.943% 2019	21,000	21,241
Ford Motor Credit Co. 3.157% 2020	30,400	31,029
Ford Motor Credit Co. 3.20% 2021	8,300	8,472
Ford Motor Credit Co. 3.219% 2022	16,000	16,222
Ford Motor Credit Co. 3.096% 2023	24,000	23,811
Ford Motor Credit Co. 4.375% 2023	15,475	16,347
Ford Motor Credit Co. 3.664% 2024	10,000	10,046
Ford Motor Credit Co. 3.81% 2024	20,000	20,417
Ford Motor Credit Co. 4.134% 2025	21,355	21,966
Ford Motor Credit Co. 5.291% 2046	20,000	20,935
General Motors Financial Co. 2.35% 2019	18,000	18,067
General Motors Financial Co. 2.40% 2019	20,435	20,531
General Motors Financial Co. 3.50% 2019	4,685	4,800
General Motors Financial Co. 3.70% 2020	42,325	43,841
General Motors Financial Co. 3.20% 2021	23,600	24,030
General Motors Financial Co. 4.20% 2021	23,000	24,122
General Motors Financial Co. 4.375% 2021	5,500	5,835
General Motors Financial Co. 3.45% 2022	52,100	52,995
General Motors Financial Co. 3.45% 2022	30,000	30,646
General Motors Financial Co. 3.70% 2023	28,200	28,764
General Motors Financial Co. 4.30% 2025	18,175	18,789
General Motors Financial Co. 4.35% 2027	11,250	11,577
General Motors Financial Co. 6.60% 2036	11,785	14,015
Home Depot, Inc. 1.80% 2020	26,880	26,905
Home Depot, Inc. 4.40% 2021	15,000	16,106
Home Depot, Inc. 5.95% 2041	7,500	9,898
Home Depot, Inc. 4.25% 2046	19,800	21,397
Home Depot, Inc. 3.90% 2047	17,750	18,121
Hyundai Capital America 2.00% 20194	11,960	11,862
Hyundai Capital America 2.55% 20204	8,300	8,289
Hyundai Capital America 2.45% 20214	33,000	32,421
Hyundai Capital America 3.10% 20224	26,390	26,278
Hyundai Capital America 3.25% 20224	26,531	26,508
Lowe’s Companies, Inc. 2.50% 2026	23,310	22,414
Lowe’s Companies, Inc. 3.10% 2027	21,000	20,898
McDonald’s Corp. 2.625% 2022	23,710	23,898
McDonald’s Corp. 3.70% 2026	17,905	18,680
McDonald’s Corp. 3.50% 2027	15,000	15,442
NBC Universal Enterprise, Inc. 5.25% 20494	475	508
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,155

American Balanced Fund — Page 10 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Newell Rubbermaid Inc. 3.85% 2023	$31,830	$33,497
Newell Rubbermaid Inc. 4.20% 2026	62,505	65,864
NIKE, Inc. 2.375% 2026	25,500	24,212
NIKE, Inc. 3.375% 2046	7,250	6,760
Nissan Motor Co., Ltd. 2.60% 20224	29,255	29,293
Nordstrom, Inc. 4.00% 2021	6,245	6,403
Starbucks Corp. 2.10% 2021	1,395	1,401
Thomson Reuters Corp. 6.50% 2018	20,815	21,588
Thomson Reuters Corp. 4.30% 2023	4,500	4,797
Thomson Reuters Corp. 3.35% 2026	12,410	12,375
Thomson Reuters Corp. 5.65% 2043	2,000	2,358
Time Warner Cable Inc. 6.75% 2018	20,000	20,713
Time Warner Inc. 3.80% 2027	6,045	6,058
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,611
Toyota Motor Credit Corp. 2.60% 2022	18,015	18,233
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,862
		1,780,707
Health care 1.46%
Abbott Laboratories 2.80% 2020	13,870	14,114
Abbott Laboratories 2.90% 2021	49,920	50,817
Abbott Laboratories 3.40% 2023	16,745	17,260
Abbott Laboratories 3.75% 2026	38,875	39,949
Abbott Laboratories 4.75% 2036	4,800	5,304
Abbott Laboratories 4.90% 2046	14,595	16,358
AbbVie Inc. 2.50% 2020	10,400	10,529
AbbVie Inc. 2.30% 2021	25,485	25,459
AbbVie Inc. 3.20% 2022	5,685	5,834
AbbVie Inc. 2.85% 2023	11,095	11,192
AbbVie Inc. 3.60% 2025	23,000	23,876
AbbVie Inc. 4.50% 2035	10,360	11,177
AbbVie Inc. 4.30% 2036	4,730	4,979
AbbVie Inc. 4.45% 2046	38,800	40,983
Aetna Inc. 1.70% 2018	42,635	42,670
Allergan PLC 3.00% 2020	26,950	27,526
Allergan PLC 3.45% 2022	32,390	33,646
Allergan PLC 4.55% 2035	7,870	8,418
Allergan PLC 4.75% 2045	3,677	3,996
AmerisourceBergen Corp. 3.25% 2025	2,170	2,194
AmerisourceBergen Corp. 4.25% 2045	2,045	2,064
Amgen Inc. 1.85% 2021	13,745	13,516
Amgen Inc. 2.65% 2022	13,000	13,116
Amgen Inc. 2.70% 2022	21,240	21,365
Amgen Inc. 4.40% 2045	20,000	20,965
AstraZeneca PLC 2.375% 2022	29,195	28,970
AstraZeneca PLC 3.375% 2025	30,445	30,949
Baxalta Inc. 4.00% 2025	12,000	12,604
Bayer AG 2.375% 20194	8,245	8,294
Becton, Dickinson and Co. 2.133% 2019	17,750	17,801
Becton, Dickinson and Co. 2.404% 2020	17,750	17,821
Becton, Dickinson and Co. 2.894% 2022	58,500	58,689
Becton, Dickinson and Co. 3.363% 2024	40,505	40,926
Becton, Dickinson and Co. 3.70% 2027	34,855	35,198
Biogen Inc. 3.625% 2022	10,210	10,722

American Balanced Fund — Page 11 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$20,000	$20,537
Boston Scientific Corp. 3.85% 2025	45,500	47,302
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,000
Celgene Corp. 3.55% 2022	10,770	11,303
Celgene Corp. 3.875% 2025	38,540	40,717
EMD Finance LLC 2.40% 20204	24,900	25,106
EMD Finance LLC 2.95% 20224	12,850	13,070
EMD Finance LLC 3.25% 20254	40,100	40,706
Humana Inc. 3.15% 2022	20,000	20,381
Johnson & Johnson 2.25% 2022	28,250	28,554
Johnson & Johnson 2.45% 2026	8,360	8,215
Johnson & Johnson 3.625% 2037	7,250	7,579
Johnson & Johnson 3.75% 2047	5,000	5,237
Medtronic, Inc. 3.50% 2025	22,500	23,480
Medtronic, Inc. 3.35% 2027	24,775	25,485
Medtronic, Inc. 4.375% 2035	12,627	13,919
Medtronic, Inc. 4.625% 2045	11,095	12,652
Novartis Capital Corp. 2.40% 2022	28,000	28,217
Pfizer Inc. 7.20% 2039	485	716
Roche Holdings, Inc. 2.875% 20214	24,400	25,006
Roche Holdings, Inc. 1.75% 20224	18,330	17,950
Roche Holdings, Inc. 3.35% 20244	9,000	9,335
Roche Holdings, Inc. 3.00% 20254	19,000	19,172
Shire PLC 1.90% 2019	20,000	19,968
Shire PLC 2.40% 2021	54,555	54,402
Shire PLC 2.875% 2023	25,695	25,594
Shire PLC 3.20% 2026	16,500	16,291
Stryker Corp. 2.625% 2021	5,200	5,265
Teva Pharmaceutical Finance Company BV 1.40% 2018	43,665	43,509
Teva Pharmaceutical Finance Company BV 1.70% 2019	44,530	43,901
Teva Pharmaceutical Finance Company BV 2.20% 2021	66,628	64,134
Teva Pharmaceutical Finance Company BV 2.80% 2023	40,440	38,710
Teva Pharmaceutical Finance Company BV 3.15% 2026	27,795	25,663
Teva Pharmaceutical Finance Company BV 4.10% 2046	88,140	74,495
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,071
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,651
UnitedHealth Group Inc. 1.40% 2017	10,000	9,999
UnitedHealth Group Inc. 6.00% 2018	35,000	35,567
UnitedHealth Group Inc. 2.125% 2021	26,195	26,184
WellPoint, Inc. 2.25% 2019	15,500	15,572
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,049
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,241
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,179
		1,731,365
Utilities 1.18%
AEP Transmission Company LLC 3.75% 20474	9,870	9,856
Ameren Corp. 3.65% 2026	1,410	1,448
American Electric Power Co., Inc. 2.95% 2022	13,694	13,978
American Electric Power Co., Inc. 2.75% 2026	5,690	5,510
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,775
Centerpoint Energy, Inc., 2.50% 2022	4,510	4,511
CMS Energy Corp. 8.75% 2019	5,797	6,434
CMS Energy Corp. 5.05% 2022	9,215	10,164

American Balanced Fund — Page 12 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Comision Federal de Electricidad 4.75% 20274	$10,725	$11,315
Commonwealth Edison Company 2.55% 2026	16,785	16,302
Commonwealth Edison Company 4.35% 2045	8,345	9,031
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,870
Consumers Energy Co. 3.375% 2023	1,435	1,499
Consumers Energy Co. 3.125% 2024	10,520	10,664
Consumers Energy Co. 3.25% 2046	10,635	9,803
Dominion Resources, Inc. 1.875% 20184	25,000	24,985
Dominion Resources, Inc. 1.60% 2019	3,660	3,638
Dominion Resources, Inc. 2.962% 2019	11,040	11,202
Dominion Resources, Inc. 2.579% 2020	7,025	7,078
Dominion Resources, Inc. 2.00% 2021	13,335	13,123
Dominion Resources, Inc. 2.75% 2022	36,516	36,882
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,718
Duke Energy Corp. 1.80% 2021	10,635	10,427
Duke Energy Corp. 3.75% 2024	24,295	25,438
Duke Energy Corp. 2.65% 2026	10,250	9,817
Duke Energy Corp. 3.15% 2027	11,120	11,042
Duke Energy Florida, LLC 3.20% 2027	23,075	23,350
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,403
Duke Energy Progress Inc. 4.15% 2044	26,190	27,987
Duke Energy Progress Inc. 3.70% 2046	29,270	29,033
E.ON International Finance BV 5.80% 20184	24,450	25,002
EDP Finance BV 3.625% 20244	63,525	64,243
Electricité de France SA 2.35% 20204	4,600	4,628
Electricité de France SA 6.95% 20394	10,325	13,884
Emera Inc. 6.75% 2076	11,600	13,253
Emera US Finance LP 2.15% 2019	9,165	9,172
Emera US Finance LP 2.70% 2021	11,940	12,012
Emera US Finance LP 3.55% 2026	17,715	17,860
Enel Finance International SA 2.875% 20224	29,500	29,724
Enel Finance International SA 3.625% 20274	29,500	29,607
Enersis Américas SA 4.00% 2026	4,330	4,423
Entergy Corp. 2.95% 2026	24,040	23,284
Eversource Energy 2.50% 2021	10,200	10,203
Eversource Energy 2.70% 2026	4,085	3,952
Exelon Corp. 2.85% 2020	15,000	15,305
Exelon Corp. 3.497% 2022	36,950	38,091
Exelon Corp. 3.40% 2026	2,840	2,860
Exelon Corp. 4.45% 2046	12,640	13,283
FirstEnergy Corp. 3.90% 2027	45,200	46,088
FirstEnergy Corp. 7.375% 2031	17,250	22,991
FirstEnergy Corp. 4.85% 2047	54,385	57,268
FirstEnergy Corp., Series B, 4.25% 2023	33,180	35,133
Great Plains Energy Inc. 4.20% 2047	8,400	8,758
MidAmerican Energy Co. 2.40% 2019	5,500	5,556
MidAmerican Energy Co. 3.10% 2027	21,335	21,419
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	15,622
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,132
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	9,218
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,487
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,738
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,398
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,613

American Balanced Fund — Page 13 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	$15,500	$15,815
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	22,022
Niagara Mohawk Power Corp. 3.508% 20244	6,375	6,581
Northeast Utilities 1.60% 2018	10,000	10,000
Northeast Utilities 3.15% 2025	8,845	8,913
Northern States Power Co. 4.125% 2044	18,000	19,102
NV Energy, Inc 6.25% 2020	10,168	11,348
Ohio Power Co., Series G, 6.60% 2033	165	215
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,978
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,745
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,490
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,179
Pacific Gas and Electric Co. 2.95% 2026	11,205	11,157
Pacific Gas and Electric Co. 3.30% 2027	11,325	11,531
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,703
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,461
PacifiCorp. 3.35% 2025	7,800	7,991
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,546
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,277
PG&E Corp. 2.40% 2019	9,380	9,431
Public Service Co. of Colorado 2.25% 2022	6,000	5,970
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,747
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,068
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,577
Public Service Enterprise Group Inc. 2.00% 2021	7,985	7,823
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,660
Puget Energy, Inc. 6.50% 2020	5,750	6,427
Puget Energy, Inc. 6.00% 2021	13,200	14,792
Puget Energy, Inc. 5.625% 2022	14,950	16,694
Puget Energy, Inc. 3.65% 2025	9,400	9,578
Sierra Pacific Power Co. 2.60% 2026	8,000	7,745
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,553
South Carolina Electric & Gas Co. 4.10% 2046	3,675	3,712
Southern California Edison Co., 1.845% 20226	9,916	9,814
Tampa Electric Co. 4.35% 2044	11,410	11,953
Teco Finance, Inc. 5.15% 2020	5,627	6,004
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,6	207	208
Virginia Electric and Power Co. 3.50% 2027	29,000	30,120
Xcel Energy Inc. 4.70% 2020	4,845	5,121
Xcel Energy Inc. 3.30% 2025	5,795	5,892
		1,399,433
Consumer staples 1.00%
Altria Group, Inc. 9.25% 2019	5,067	5,740
Altria Group, Inc. 2.625% 2020	14,760	14,991
Altria Group, Inc. 2.95% 2023	12,000	12,180
Altria Group, Inc. 4.00% 2024	7,400	7,864
Altria Group, Inc. 2.625% 2026	18,585	17,906
Altria Group, Inc. 9.95% 2038	13,500	22,940
Altria Group, Inc. 4.50% 2043	13,700	14,701
Altria Group, Inc. 5.375% 2044	6,825	8,209
Altria Group, Inc. 3.875% 2046	12,970	12,703
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,788
Anheuser-Busch InBev NV 7.75% 2019	20,000	21,486

American Balanced Fund — Page 14 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Anheuser-Busch InBev NV 3.30% 2023	$22,345	$23,187
Anheuser-Busch InBev NV 3.65% 2026	37,965	39,329
British American Tobacco International Finance PLC 3.95% 20254	16,500	17,215
British American Tobacco PLC 2.764% 20224	35,630	35,859
British American Tobacco PLC 3.222% 20244	99,000	99,352
British American Tobacco PLC 3.557% 20274	26,150	26,283
British American Tobacco PLC 4.39% 20374	25,500	26,061
British American Tobacco PLC 4.54% 20474	2,000	2,065
Constellation Brands, Inc. 2.70% 2022	6,780	6,808
Constellation Brands, Inc. 3.50% 2027	7,995	8,137
Constellation Brands, Inc. 4.50% 2047	3,465	3,650
Costco Wholesale Corp. 2.15% 2021	17,500	17,556
Costco Wholesale Corp. 2.30% 2022	17,500	17,524
Costco Wholesale Corp. 2.75% 2024	57,500	57,659
Costco Wholesale Corp. 3.00% 2027	17,500	17,550
Imperial Tobacco Finance PLC 2.05% 20184	16,000	16,010
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,461
Kraft Foods Inc. 3.50% 2022	23,285	24,165
Kraft Heinz Co. 4.375% 2046	5,290	5,205
Kroger Co. 3.50% 2026	16,135	15,894
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,705
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,625
Molson Coors Brewing Co. 1.45% 2019	7,465	7,386
Molson Coors Brewing Co. 1.90% 20194	10,015	10,003
Molson Coors Brewing Co. 2.25% 20204	8,590	8,588
Molson Coors Brewing Co. 2.10% 2021	11,385	11,233
Molson Coors Brewing Co. 3.00% 2026	9,670	9,419
Molson Coors Brewing Co. 4.20% 2046	10,475	10,472
PepsiCo, Inc. 1.35% 2019	13,215	13,178
Pernod Ricard SA 4.45% 20224	9,600	10,318
Philip Morris International Inc. 2.00% 2020	23,400	23,433
Philip Morris International Inc. 1.875% 2021	25,020	24,761
Philip Morris International Inc. 2.375% 2022	15,390	15,330
Philip Morris International Inc. 2.625% 2022	30,160	30,425
Philip Morris International Inc. 3.25% 2024	10,000	10,199
Philip Morris International Inc. 3.375% 2025	27,395	28,133
Philip Morris International Inc. 4.25% 2044	6,000	6,272
Procter & Gamble Co. 1.70% 2021	8,270	8,181
Reckitt Benckiser Group PLC 2.375% 20224	75,000	74,841
Reckitt Benckiser Group PLC 2.75% 20244	52,290	51,938
Reynolds American Inc. 2.30% 2018	5,900	5,927
Reynolds American Inc. 3.25% 2022	11,420	11,688
Reynolds American Inc. 4.00% 2022	6,695	7,078
Reynolds American Inc. 4.85% 2023	12,000	13,183
Reynolds American Inc. 4.45% 2025	34,365	36,926
Reynolds American Inc. 5.70% 2035	1,555	1,828
Reynolds American Inc. 5.85% 2045	32,595	39,999
The JM Smucker Co. 3.50% 2025	5,775	5,917
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,670
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	17,627
WM. Wrigley Jr. Co 3.375% 20204	22,500	23,213
		1,182,974

American Balanced Fund — Page 15 of 36

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.75%	Principal?amount (000)	Value (000)
AT&T Inc. 2.80% 2021	$11,500	$11,644
AT&T Inc. 3.00% 2022	30,000	30,323
AT&T Inc. 2.85% 2023	91,690	91,351
AT&T Inc. 3.40% 2024	80,330	80,542
AT&T Inc. 3.90% 2027	71,320	71,546
AT&T Inc. 4.25% 2027	10,000	10,293
AT&T Inc. 4.90% 2037	47,500	48,210
AT&T Inc. 5.15% 2050	59,560	60,251
British Telecommunications PLC 2.35% 2019	13,285	13,376
British Telecommunications PLC 9.125% 2030	16,988	25,754
Deutsche Telekom International Finance BV 1.95% 20214	10,000	9,802
Deutsche Telekom International Finance BV 2.82% 20224	45,985	46,269
Deutsche Telekom International Finance BV 2.485% 20234	6,315	6,172
Deutsche Telekom International Finance BV 3.60% 20274	47,214	47,840
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,720
France Télécom 4.125% 2021	20,000	21,365
France Télécom 9.00% 2031	1,690	2,570
Orange SA 1.625% 2019	20,000	19,871
Orange SA 2.75% 2019	14,870	15,052
Orange SA 5.50% 2044	14,000	16,895
SoftBank Group Corp. 3.36% 20234,6	15,000	15,262
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,124
Verizon Communications Inc. 2.946% 2022	31,575	32,136
Verizon Communications Inc. 4.125% 2027	26,900	28,127
Verizon Communications Inc. 4.50% 2033	64,250	66,063
Verizon Communications Inc. 4.272% 2036	47,680	46,967
Verizon Communications Inc. 4.125% 2046	47,649	43,466
		885,991
Information technology 0.69%
Alphabet Inc. 1.998% 2026	38,850	36,533
Apple Inc. 1.55% 2021	31,235	30,631
Apple Inc. 2.25% 2021	23,000	23,191
Apple Inc. 2.50% 2022	16,750	16,977
Apple Inc. 3.00% 2024	10,000	10,252
Apple Inc. 2.90% 2027	41,000	40,692
Broadcom Ltd. 2.375% 20204	15,000	15,089
Broadcom Ltd. 3.00% 20224	67,750	68,991
Broadcom Ltd. 3.625% 20244	67,500	69,417
Broadcom Ltd. 3.875% 20274	127,385	131,392
Harris Corp. 3.832% 2025	6,615	6,870
Intel Corp. 3.70% 2025	22,000	23,280
Intel Corp. 4.90% 2045	14,540	17,406
Microsoft Corp. 1.55% 2021	51,435	50,542
Microsoft Corp. 2.40% 2022	50,065	50,686
Microsoft Corp. 2.875% 2024	10,785	11,042
Microsoft Corp. 2.40% 2026	15,000	14,552
Microsoft Corp. 3.30% 2027	21,655	22,472
Microsoft Corp. 4.20% 2035	18,000	20,032
Microsoft Corp. 4.10% 2037	10,750	11,756
Microsoft Corp. 3.70% 2046	15,000	15,158
Oracle Corp. 2.375% 2019	17,500	17,679
Oracle Corp. 2.80% 2021	6,100	6,240
Oracle Corp. 2.65% 2026	21,000	20,603

American Balanced Fund — Page 16 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Visa Inc. 2.80% 2022	$23,000	$23,552
Visa Inc. 3.15% 2025	49,000	50,218
Visa Inc. 2.75% 2027	12,300	12,091
		817,344
Real estate 0.65%
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,465
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,680	2,734
American Campus Communities, Inc. 3.35% 2020	16,070	16,458
American Campus Communities, Inc. 3.75% 2023	11,715	12,068
American Campus Communities, Inc. 4.125% 2024	15,285	16,027
American Tower Corp. 3.40% 2019	13,550	13,801
American Tower Corp. 3.55% 2027	6,815	6,782
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,608
Boston Properties, Inc. 3.70% 2018	20,000	20,341
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,666
Corporate Office Properties LP 3.60% 2023	12,100	12,161
Corporate Office Properties LP 5.25% 2024	30,030	32,547
Corporate Office Properties LP 5.00% 2025	6,735	7,240
DDR Corp. 3.50% 2021	7,000	7,108
DDR Corp. 3.625% 2025	15,075	14,674
DDR Corp. 4.25% 2026	7,370	7,402
DDR Corp. 4.70% 2027	17,150	17,695
EPR Properties 4.50% 2025	4,460	4,560
EPR Properties 4.75% 2026	43,650	45,200
EPR Properties 4.50% 2027	22,450	22,765
ERP Operating LP 4.75% 2020	12,000	12,794
Essex Portfolio L.P. 3.875% 2024	27,215	28,327
Essex Portfolio L.P. 3.50% 2025	27,075	27,444
Essex Portfolio L.P. 3.375% 2026	2,395	2,384
Hospitality Properties Trust 6.70% 2018	23,400	23,489
Hospitality Properties Trust 4.25% 2021	30,925	32,233
Hospitality Properties Trust 5.00% 2022	4,350	4,672
Hospitality Properties Trust 4.50% 2023	30,950	32,843
Hospitality Properties Trust 4.95% 2027	11,000	11,540
Kimco Realty Corp. 3.40% 2022	10,650	10,975
Kimco Realty Corp. 3.125% 2023	11,705	11,725
Kimco Realty Corp. 2.70% 2024	9,275	8,978
Kimco Realty Corp. 2.80% 2026	10,000	9,399
Kimco Realty Corp. 3.80% 2027	10,360	10,479
Prologis, Inc. 4.25% 2023	20,000	21,746
Public Storage 2.37% 2022	24,385	24,319
Public Storage 3.094% 2027	24,735	24,678
Scentre Group 2.375% 20194	14,845	14,919
Scentre Group 2.375% 20214	20,430	20,233
Scentre Group 3.25% 20254	1,780	1,762
Scentre Group 3.50% 20254	10,415	10,483
Scentre Group 3.75% 20274	13,620	13,825
Select Income REIT 3.60% 2020	8,000	8,119
Simon Property Group, LP 1.50% 20184	13,825	13,826
WEA Finance LLC 2.70% 20194	5,395	5,444
WEA Finance LLC 3.25% 20204	32,500	33,204

American Balanced Fund — Page 17 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
WEA Finance LLC 3.75% 20244	$22,800	$23,270
Westfield Corp. Ltd. 3.15% 20224	35,935	36,378
		772,790
Industrials 0.53%
3M Co. 2.25% 2023	12,939	12,940
3M Co. 2.25% 2026	10,000	9,477
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20246	8,511	9,139
Canadian National Railway Co. 3.20% 2046	17,110	15,676
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	177	178
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	3,265	3,385
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20226	1,145	1,220
ERAC USA Finance Co. 2.80% 20184	9,900	9,983
ERAC USA Finance Co. 2.70% 20234	25,500	25,007
FedEx Corp. 4.75% 2045	65,685	71,777
Fortive Corp. 1.80% 2019	8,000	7,995
Fortive Corp. 2.35% 2021	6,505	6,488
General Electric Capital Corp. 2.342% 2020	18,286	18,468
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,776
General Electric Co. 2.70% 2022	11,000	11,213
General Electric Co. 4.125% 2042	11,000	11,625
General Electric Corp. 5.25% 2017	11,000	11,077
Honeywell International Inc. 1.85% 2021	17,905	17,695
Johnson Controls, Inc. 1.40% 2017	10,000	9,989
Lockheed Martin Corp. 3.10% 2023	4,710	4,855
Lockheed Martin Corp. 3.55% 2026	48,050	49,803
Lockheed Martin Corp. 4.70% 2046	11,490	12,897
Rockwell Collins, Inc. 1.95% 2019	8,465	8,468
Rockwell Collins, Inc. 2.80% 2022	36,585	37,004
Rockwell Collins, Inc. 3.20% 2024	34,345	34,994
Roper Technologies, Inc. 2.80% 2021	9,660	9,748
Roper Technologies, Inc. 3.80% 2026	8,325	8,582
Siemens AG 1.70% 20214	25,500	25,057
Siemens AG 2.70% 20224	55,520	56,268
Southwest Airlines Co. 2.75% 2019	6,255	6,341
Union Pacific Corp. 5.70% 2018	11,150	11,534
United Technologies Corp. 2.30% 2022	29,000	28,827
United Technologies Corp. 3.10% 2022	30,000	30,775
United Technologies Corp. 3.125% 2027	33,000	32,898
Waste Management, Inc. 2.90% 2022	15,000	15,274
		629,433
Materials 0.21%
Anglo American Capital PLC 3.625% 20244	15,545	15,519
Anglo American Capital PLC 4.00% 20274	18,035	17,846
BHP Billiton Finance Ltd. 6.25% 20754	3,175	3,494
Chevron Phillips Chemical Company LLC 2.45% 20204	16,880	17,012
CRH America, Inc. 3.875% 20254	7,700	8,056
Eastman Chemical Co. 2.70% 2020	21,000	21,261
Eastman Chemical Co. 3.80% 2025	7,405	7,644
Ecolab Inc. 4.35% 2021	1,000	1,082
Ecolab Inc. 5.50% 2041	1,500	1,851
Georgia-Pacific Corp. 2.539% 20194	21,000	21,175
Holcim Ltd. 5.15% 20234	17,000	18,871

American Balanced Fund — Page 18 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
International Paper Co. 7.30% 2039	$7,835	$10,841
Monsanto Co. 4.40% 2044	13,090	13,455
Praxair, Inc. 1.05% 2017	16,000	15,994
Praxair, Inc. 2.25% 2020	12,034	12,098
Sherwin-Williams Co. 2.25% 2020	35,000	35,155
Sherwin-Williams Co. 2.75% 2022	17,460	17,593
Sherwin-Williams Co. 3.125% 2024	4,260	4,286
Sherwin-Williams Co. 3.45% 2027	10,930	10,998
		254,231
Total corporate bonds & notes		14,994,344
U.S. Treasury bonds & notes 10.81% U.S. Treasury 9.16%
U.S. Treasury 0.625% 20188	437,930	436,441
U.S. Treasury 0.75% 2018	103,998	103,762
U.S. Treasury 1.25% 2018	255,000	254,612
U.S. Treasury 0.875% 2019	250,000	247,095
U.S. Treasury 1.25% 2019	25,000	24,935
U.S. Treasury 1.25% 2019	25,000	24,929
U.S. Treasury 1.50% 2019	44,000	43,987
U.S. Treasury 1.75% 2019	110,000	110,554
U.S. Treasury 1.25% 2020	527,000	523,474
U.S. Treasury 1.375% 2020	276,875	274,535
U.S. Treasury 1.375% 2020	118,000	117,434
U.S. Treasury 1.50% 2020	101,000	100,763
U.S. Treasury 1.50% 2020	61,448	61,301
U.S. Treasury 1.625% 2020	25,000	25,038
U.S. Treasury 1.125% 2021	224,250	218,583
U.S. Treasury 1.125% 2021	4,000	3,895
U.S. Treasury 1.25% 2021	100,900	99,239
U.S. Treasury 1.375% 2021	246,960	244,298
U.S. Treasury 1.375% 2021	101,350	100,071
U.S. Treasury 1.75% 2021	119,250	118,849
U.S. Treasury 2.00% 2021	75,000	75,472
U.S. Treasury 2.25% 2021	97,270	98,957
U.S. Treasury 1.75% 2022	500,000	496,365
U.S. Treasury 1.875% 2022	476,430	476,301
U.S. Treasury 1.875% 2022	450,000	449,033
U.S. Treasury 1.875% 2022	148,047	147,711
U.S. Treasury 2.00% 2022	35,000	35,231
U.S. Treasury 1.375% 2023	100,000	96,230
U.S. Treasury 1.375% 2023	36,935	35,612
U.S. Treasury 2.125% 2023	100,000	100,312
U.S. Treasury 2.25% 2023	593,550	599,183
U.S. Treasury 2.00% 2024	453,711	449,936
U.S. Treasury 2.00% 2024	382,874	379,463
U.S. Treasury 2.00% 2024	59,750	59,288
U.S. Treasury 2.125% 2024	170,152	169,772
U.S. Treasury 2.125% 2024	100,000	99,855
U.S. Treasury 2.125% 2024	88,500	88,520
U.S. Treasury 2.25% 2024	75,000	75,378
U.S. Treasury 2.25% 2024	50,000	50,444
U.S. Treasury 2.00% 2025	30,000	29,594

American Balanced Fund — Page 19 of 36

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.125% 2025	$25,000	$24,822
U.S. Treasury 2.25% 2025	43,000	42,971
U.S. Treasury 1.625% 2026	87,112	82,566
U.S. Treasury 1.625% 2026	8,500	8,075
U.S. Treasury 2.00% 2026	183,040	178,233
U.S. Treasury 2.25% 2027	1,179,824	1,170,975
U.S. Treasury 2.25% 2027	134,250	133,338
U.S. Treasury 2.375% 2027	302,692	303,712
U.S. Treasury 5.375% 2031	20,000	26,769
U.S. Treasury 2.75% 2042	32,950	32,544
U.S. Treasury 2.875% 2043	36,410	36,677
U.S. Treasury 3.125% 2043	48,025	50,642
U.S. Treasury 3.125% 2044	39,797	41,954
U.S. Treasury 3.625% 2044	25,000	28,712
U.S. Treasury 2.50% 2045	115,000	107,193
U.S. Treasury 2.875% 2045	70,000	70,286
U.S. Treasury 3.00% 2045	88,000	90,503
U.S. Treasury 3.00% 2045	25,000	25,725
U.S. Treasury 2.50% 2046	52,120	48,398
U.S. Treasury 2.875% 2046	485,130	486,454
U.S. Treasury 2.75% 2047	191,000	186,718
U.S. Treasury 3.00% 2047	530,727	545,640
		10,869,359
U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 2.125% 20199	57,008	58,799
U.S. Treasury Inflation-Protected Security 0.125% 20219	103,285	103,579
U.S. Treasury Inflation-Protected Security 0.125% 20249	100,001	99,002
U.S. Treasury Inflation-Protected Security 0.625% 20249	344,688	352,015
U.S. Treasury Inflation-Protected Security 0.375% 20259	268,901	268,875
U.S. Treasury Inflation-Protected Security 2.375% 20259	64,933	74,165
U.S. Treasury Inflation-Protected Security 0.125% 20269	163,398	158,857
U.S. Treasury Inflation-Protected Security 0.375% 20279	472,742	466,816
U.S. Treasury Inflation-Protected Security 1.75% 20289	31,432	35,177
U.S. Treasury Inflation-Protected Security 0.75% 20429	52,558	50,787
U.S. Treasury Inflation-Protected Security 1.375% 20449	124,413	137,261
U.S. Treasury Inflation-Protected Security 1.00% 20469	127,797	129,625
U.S. Treasury Inflation-Protected Security 0.875% 20479	25,098	24,723
		1,959,681
Total U.S. Treasury bonds & notes		12,829,040
Mortgage-backed obligations 7.58%
Aventura Mall Trust, Series A, 3.867% 20324,6,7	9,200	9,581
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.509% 20516,7	6,240	6,276
Bank of Nova Scotia 2.125% 20196	16,225	16,278
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20506,7	6,425	6,436
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.472% 20336,7	1,418	1,442
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20486	3,370	3,445
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20506	15,265	16,146
Commonwealth Bank of Australia 1.875% 20184,6	5,700	5,701
Commonwealth Bank of Australia 2.00% 20194,6	23,500	23,512
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.237% 20234,6,7	186	188

American Balanced Fund — Page 20 of 36

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.187% 20246,7	$204	$204
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.437% 20246,7	68	68
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.437% 20246,7	28	28
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.837% 20244,6,7	554	559
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.937% 20286,7	74	74
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,6	19,570	20,026
Credit Mutuel-CIC Home Loan SFH 1.50% 20174,6	800	801
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20326	512	564
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20326	337	378
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20336	503	541
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20336	764	822
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20346	2,300	2,349
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20486	5,600	5,880
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,6	9,500	10,150
DNB ASA 1.45% 20194,6	925	925
Fannie Mae 11.00% 20186	1	1
Fannie Mae 4.50% 20256	2,748	2,843
Fannie Mae 4.50% 20256	2,252	2,377
Fannie Mae 3.00% 20326	53,585	55,096
Fannie Mae 5.50% 20336	2,323	2,604
Fannie Mae 5.50% 20336	2,113	2,371
Fannie Mae 5.50% 20336	245	275
Fannie Mae 4.50% 20346	7,966	8,585
Fannie Mae 3.00% 20356	30,943	31,628
Fannie Mae 3.50% 20356	34,773	36,261
Fannie Mae 3.50% 20356	23,725	24,794
Fannie Mae 3.50% 20356	21,658	22,584
Fannie Mae 3.50% 20356	9,207	9,622
Fannie Mae 5.00% 20356	870	955
Fannie Mae 5.50% 20356	972	1,090
Fannie Mae 5.50% 20356	597	669
Fannie Mae 6.50% 20356	2,217	2,529
Fannie Mae 3.00% 20366	98,604	100,486
Fannie Mae 3.00% 20366	28,096	28,632
Fannie Mae 3.00% 20366	5,614	5,721
Fannie Mae 5.50% 20366	191	214
Fannie Mae 5.50% 20366	171	191
Fannie Mae 6.00% 20366	668	763
Fannie Mae 3.00% 20376	134,389	136,954
Fannie Mae 3.00% 20376	98,207	100,053
Fannie Mae 3.00% 20376	79,757	81,145
Fannie Mae 3.00% 20376	48,508	49,420
Fannie Mae 3.00% 20376	25,167	25,640
Fannie Mae 3.00% 20376	15,278	15,569
Fannie Mae 6.00% 20376	7,084	8,042
Fannie Mae 6.50% 20376	1,428	1,615
Fannie Mae 6.50% 20376	1,154	1,282
Fannie Mae 6.50% 20376	405	456
Fannie Mae 7.00% 20376	356	402
Fannie Mae 7.00% 20376	283	309

American Balanced Fund — Page 21 of 36

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 7.00% 20376	$122	$133
Fannie Mae 5.50% 20386	390	436
Fannie Mae 6.50% 20386	2,020	2,281
Fannie Mae 5.50% 20396	60	68
Fannie Mae 6.00% 20396	9,572	10,843
Fannie Mae 4.00% 20406	3,019	3,222
Fannie Mae 4.50% 20406	12,655	13,697
Fannie Mae 4.50% 20406	10,434	11,296
Fannie Mae 4.50% 20406	7,992	8,650
Fannie Mae 5.00% 20406	9,246	10,102
Fannie Mae 5.00% 20406	2,558	2,798
Fannie Mae 5.00% 20406	1,219	1,332
Fannie Mae 5.00% 20406	1,092	1,193
Fannie Mae 4.00% 20416	10,628	11,326
Fannie Mae 4.00% 20416	8,100	8,631
Fannie Mae 4.00% 20416	7,067	7,476
Fannie Mae 4.00% 20416	4,830	5,153
Fannie Mae 4.00% 20416	2,883	3,075
Fannie Mae 4.00% 20416	2,430	2,593
Fannie Mae 4.00% 20416	1,456	1,559
Fannie Mae 4.50% 20416	6,670	7,222
Fannie Mae 5.00% 20416	1,784	1,950
Fannie Mae 5.00% 20416	1,495	1,634
Fannie Mae 5.00% 20416	1,299	1,420
Fannie Mae 5.00% 20416	1,252	1,368
Fannie Mae 5.00% 20416	1,098	1,201
Fannie Mae 5.00% 20416	1,054	1,150
Fannie Mae 5.00% 20416	985	1,075
Fannie Mae 5.00% 20416	667	728
Fannie Mae 5.00% 20416	491	536
Fannie Mae 5.00% 20416	449	492
Fannie Mae 5.00% 20416	355	388
Fannie Mae 5.00% 20416	201	220
Fannie Mae 5.00% 20416	186	203
Fannie Mae 5.00% 20416	136	148
Fannie Mae 5.00% 20416	134	147
Fannie Mae 5.00% 20416	64	70
Fannie Mae 5.00% 20416	38	41
Fannie Mae 5.00% 20416	25	28
Fannie Mae 5.00% 20416	19	20
Fannie Mae 3.50% 20426	18,724	19,385
Fannie Mae 4.00% 20426	23,523	25,095
Fannie Mae 4.00% 20426	12,856	13,700
Fannie Mae 4.00% 20426	8,375	8,949
Fannie Mae 4.00% 20426	7,975	8,509
Fannie Mae 4.00% 20426	6,220	6,628
Fannie Mae 4.00% 20426	2,515	2,671
Fannie Mae 4.00% 20426	1,889	2,006
Fannie Mae 5.00% 20426	251	274
Fannie Mae 3.50% 20436	24,866	25,723
Fannie Mae 3.50% 20436	15,982	16,524
Fannie Mae 3.50% 20436	12,505	12,911
Fannie Mae 3.50% 20436	5,086	5,254
Fannie Mae 3.50% 20436	2,222	2,299
Fannie Mae 3.50% 20436	1,514	1,566

American Balanced Fund — Page 22 of 36

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20436	$12,476	$13,292
Fannie Mae 4.00% 20436	7,439	7,917
Fannie Mae 4.00% 20436	2,800	2,957
Fannie Mae 4.00% 20436	514	551
Fannie Mae 4.00% 20436	384	411
Fannie Mae 4.00% 20436	322	343
Fannie Mae 4.50% 20436	13,151	14,142
Fannie Mae 3.50% 20446	17,693	18,252
Fannie Mae 3.50% 20446	14,261	14,712
Fannie Mae 3.50% 20446	1,537	1,586
Fannie Mae 3.50% 20456	19,936	20,673
Fannie Mae 3.50% 20456	18,843	19,517
Fannie Mae 4.00% 20456	67,939	72,375
Fannie Mae 4.00% 20456	67,490	71,899
Fannie Mae 4.00% 20456	36,596	38,987
Fannie Mae 4.00% 20456	33,319	35,489
Fannie Mae 4.00% 20456	22,201	23,646
Fannie Mae 4.00% 20456	19,532	20,572
Fannie Mae 4.00% 20456	16,356	17,421
Fannie Mae 3.00% 20466	193,032	193,757
Fannie Mae 3.50% 20466	69,792	71,996
Fannie Mae 3.50% 20466	60,954	62,878
Fannie Mae 3.50% 20466	33,705	34,879
Fannie Mae 3.50% 20466	27,362	28,374
Fannie Mae 3.50% 20466	24,850	25,713
Fannie Mae 3.50% 20466	19,872	20,560
Fannie Mae 3.50% 20466	14,453	14,956
Fannie Mae 3.50% 20466	10,751	11,090
Fannie Mae 4.00% 20466	109,510	115,362
Fannie Mae 4.00% 20466	34,176	36,002
Fannie Mae 4.00% 20466	4,456	4,732
Fannie Mae 4.00% 20466	4,184	4,407
Fannie Mae 4.00% 20466	3,715	3,914
Fannie Mae 4.00% 20466	3,174	3,362
Fannie Mae 4.50% 20466	4,429	4,756
Fannie Mae 4.50% 20466	2,273	2,440
Fannie Mae 3.50% 20476,10	255,225	262,558
Fannie Mae 3.50% 20476,10	165,000	170,047
Fannie Mae 3.50% 20476	41,846	43,168
Fannie Mae 3.50% 20476	3,763	3,894
Fannie Mae 3.50% 20476	2,261	2,340
Fannie Mae 4.00% 20476,10	365,000	384,191
Fannie Mae 4.00% 20476	172,447	181,668
Fannie Mae 4.00% 20476,10	113,250	119,028
Fannie Mae 4.00% 20476	80,000	84,278
Fannie Mae 4.00% 20476	77,520	81,666
Fannie Mae 4.00% 20476	40,107	42,590
Fannie Mae 4.00% 20476	27,868	29,358
Fannie Mae 4.00% 20476	20,000	21,069
Fannie Mae 4.50% 20476,10	207,300	222,467
Fannie Mae 4.50% 20476,10	125,500	134,538
Fannie Mae 6.50% 20476	154	171
Fannie Mae 6.50% 20476	119	132
Fannie Mae 6.50% 20476	60	67
Fannie Mae 7.00% 20476	127	143

American Balanced Fund — Page 23 of 36

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 7.00% 20476	$98	$110
Fannie Mae 7.00% 20476	89	100
Fannie Mae 7.00% 20476	88	99
Fannie Mae 7.00% 20476	9	10
Fannie Mae 4.00% 20566	19,693	20,889
Fannie Mae, Series 2014-M6, Class FA, multifamily (1-month USD-LIBOR + 0.29%) 1.519% 20176,7	788	787
Fannie Mae, Series 2012-M8, multifamily 1.52% 20196	2,562	2,560
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20226	20,098	20,301
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20226	14,000	14,278
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20236,7	19,245	20,129
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.341% 20236,7	16,000	16,619
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20236,7	16,585	17,531
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 20246,7	16,865	17,375
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20246,7	18,000	19,004
Fannie Mae, Series 2001-4, Class NA, 9.453% 20256,7	3	3
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20266,7	92,005	89,729
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20276,7	22,406	22,641
Fannie Mae, Series 2001-20, Class D, 11.011% 20316,7	—	—
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20366	1,014	899
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20416	209	245
Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	132	151
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	266	314
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20426,7	290	328
Freddie Mac 5.00% 20236	1,860	1,988
Freddie Mac 5.00% 20236	1,342	1,435
Freddie Mac 5.00% 20236	813	867
Freddie Mac 5.00% 20236	398	424
Freddie Mac 5.00% 20236	331	342
Freddie Mac 5.00% 20236	285	302
Freddie Mac 5.00% 20246	2,407	2,575
Freddie Mac 6.50% 20276	420	470
Freddie Mac 6.50% 20276	244	271
Freddie Mac 6.50% 20276	45	51
Freddie Mac 6.50% 20286	320	363
Freddie Mac 3.50% 20346	49,214	51,481
Freddie Mac 3.00% 20356	2,936	2,998
Freddie Mac 3.00% 20356	2,882	2,943
Freddie Mac 3.00% 20366	199	203
Freddie Mac 3.00% 20376	54,111	54,793
Freddie Mac 3.00% 20376	52,527	53,515
Freddie Mac 5.50% 20376	322	356
Freddie Mac 5.50% 20376	52	57
Freddie Mac 5.50% 20386	168	187
Freddie Mac 5.50% 20386	66	74
Freddie Mac 6.00% 20386	1,130	1,274
Freddie Mac 6.00% 20386	140	158
Freddie Mac 5.50% 20396	272	303
Freddie Mac 4.50% 20406	9,332	10,044
Freddie Mac 4.50% 20406	674	725
Freddie Mac 4.50% 20416	1,756	1,890
Freddie Mac 4.50% 20416	1,420	1,528
Freddie Mac 4.50% 20416	557	600
Freddie Mac 4.50% 20416	512	550
Freddie Mac 4.50% 20416	112	121
Freddie Mac 4.50% 20416	51	55

American Balanced Fund — Page 24 of 36

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 5.00% 20416	$504	$551
Freddie Mac 3.50% 20426	1,558	1,615
Freddie Mac 4.00% 20426	12,972	13,782
Freddie Mac 3.50% 20436	1,312	1,360
Freddie Mac 4.00% 20436	1,903	2,027
Freddie Mac 4.00% 20436	811	864
Freddie Mac 4.00% 20436	783	835
Freddie Mac 4.00% 20436	383	411
Freddie Mac 3.50% 20446	29,767	30,855
Freddie Mac 4.00% 20446	6,265	6,688
Freddie Mac 4.00% 20456	76,547	81,539
Freddie Mac 4.00% 20456	35,771	38,294
Freddie Mac 4.00% 20456	20,511	21,957
Freddie Mac 4.00% 20456	12,478	13,291
Freddie Mac 3.50% 20466	80,424	83,208
Freddie Mac 3.50% 20466	5,798	5,999
Freddie Mac 4.00% 20466	29,897	31,650
Freddie Mac 4.00% 20466	8,909	9,460
Freddie Mac 4.00% 20466	2,003	2,120
Freddie Mac 4.50% 20466	3,376	3,620
Freddie Mac 4.50% 20466	2,163	2,319
Freddie Mac 3.50% 20476	122,615	126,572
Freddie Mac 3.50% 20476	49,887	51,497
Freddie Mac 3.50% 20476,10	26,200	27,018
Freddie Mac 4.00% 20476	638,762	672,876
Freddie Mac 4.00% 20476	208,768	220,013
Freddie Mac 4.00% 20476	198,307	208,897
Freddie Mac 4.00% 20476	132,193	139,253
Freddie Mac 4.00% 20476	120,669	127,759
Freddie Mac 4.00% 20476,10	75,000	78,949
Freddie Mac 4.00% 20476	46,897	49,830
Freddie Mac 4.00% 20476	16,000	16,940
Freddie Mac 4.00% 20476	5,281	5,563
Freddie Mac 4.00% 20476	4,819	5,077
Freddie Mac 4.50% 20476	96,833	103,934
Freddie Mac 4.50% 20476	79,039	84,908
Freddie Mac 4.50% 20476	65,095	69,809
Freddie Mac Pool #760014 2.974% 20456,7	6,673	6,888
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 20226	1,807	1,796
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20226	16,000	16,038
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20226	16,555	16,658
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20226	15,904	16,188
Freddie Mac, Series K723, Class A2, multifamily 2.454% 20236	29,715	29,818
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20236	1,075	1,086
Freddie Mac, Series K034, Class A1, multifamily 2.669% 20236	6,380	6,496
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.687% 20236,7	1,163	1,166
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20236,7	16,500	17,499
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.637% 20236,7	2,522	2,550
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.687% 20246,7	544	544
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.887% 20246,7	7,639	7,738
Freddie Mac, Series K725, Class A2, multifamily 3.002% 20246	44,445	45,802
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20246	18,400	18,983
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.437% 20246,7	21,320	22,023
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.737% 20246,7	4,652	4,692
Freddie Mac, Series K056, Class A1, multifamily 2.20% 20256	22,752	22,507

American Balanced Fund — Page 25 of 36

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.337% 20256,7	$208	$208
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20256	13,505	13,703
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.187% 20256,7	11,200	11,401
Freddie Mac, Series K047, Class A2, multifamily 3.329% 20256	20,000	20,960
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.637% 20256,7	1,699	1,702
Freddie Mac, Series K057, Class A2, multifamily 2.57% 20266	70,325	69,408
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20266	80,345	84,220
Freddie Mac, Series K066, Class A2, multifamily 3.117% 20276	28,540	29,204
Freddie Mac, Series K067, Class A2, multifamily 3.194% 20276	119,260	122,691
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20276	21,050	21,745
Freddie Mac, Series T-041, Class 3A, 5.686% 20326,7	1,373	1,489
Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	2,514	2,192
Freddie Mac, Series 3146, Class PO, principal only, 0% 20366	1,773	1,529
Freddie Mac, Series 3318, Class JT, 5.50% 20376	2,857	3,083
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20496	28,420	29,080
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20506	17,500	18,368
Freddie Mac Pool #1B7749 3.301% 20406,7	64	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20566	125,750	126,098
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20566	78,119	78,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20566	114,692	116,432
Government National Mortgage Assn. 10.00% 20216	49	52
Government National Mortgage Assn. 6.00% 20386	6,622	7,499
Government National Mortgage Assn. 6.50% 20386	3,382	3,908
Government National Mortgage Assn. 4.00% 20396	1,548	1,634
Government National Mortgage Assn. 4.00% 20396	1,336	1,409
Government National Mortgage Assn. 4.00% 20396	820	865
Government National Mortgage Assn. 4.00% 20406	11,811	12,629
Government National Mortgage Assn. 4.00% 20406	8,163	8,669
Government National Mortgage Assn. 4.00% 20406	2,484	2,648
Government National Mortgage Assn. 4.00% 20406	2,319	2,452
Government National Mortgage Assn. 4.00% 20406	2,123	2,258
Government National Mortgage Assn. 4.00% 20406	1,195	1,266
Government National Mortgage Assn. 4.00% 20406	1,147	1,212
Government National Mortgage Assn. 4.00% 20416	17,008	18,027
Government National Mortgage Assn. 4.00% 20416	2,433	2,580
Government National Mortgage Assn. 4.00% 20416	1,273	1,349
Government National Mortgage Assn. 4.00% 20416	268	284
Government National Mortgage Assn. 4.00% 20446	162	172
Government National Mortgage Assn. 4.50% 20456	14,261	15,230
Government National Mortgage Assn. 4.50% 20456	326	348
Government National Mortgage Assn. 4.00% 20476	180,604	190,965
Government National Mortgage Assn. 4.00% 20476	174,696	184,884
Government National Mortgage Assn. 4.00% 20476	82,062	86,754
Government National Mortgage Assn. 4.00% 20476	52,161	55,115
Government National Mortgage Assn. 4.00% 20476	25,531	26,934
Government National Mortgage Assn. 4.00% 20476,10	15,000	15,795
Government National Mortgage Assn. 4.00% 20476,10	1,000	1,052
Government National Mortgage Assn. 4.50% 20476	49,908	53,395
Government National Mortgage Assn. 4.50% 20476	42,000	44,936
Government National Mortgage Assn. 4.50% 20476	36,440	38,985
Government National Mortgage Assn. 4.50% 20476	15,876	16,955
Government National Mortgage Assn. 4.50% 20476,10	1,500	1,597
Government National Mortgage Assn. 5.081% 20616	847	873
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20486	5,000	5,227
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20476	8,042	8,037

American Balanced Fund — Page 26 of 36

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20516	$2,044	$2,043
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,6	6,783	7,100
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20406,7	7,388	7,386
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 20456,7	9,011	9,025
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20476	4,000	4,179
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20486	3,380	3,454
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,6	14,570	15,053
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20194,6,7	41,740	41,753
National Australia Bank 1.25% 20184,6	14,120	14,091
National Australia Bank 2.00% 20194,6	4,925	4,933
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,6	2,801	2,837
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,4,6,7	3,024	3,051
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,6	3,242	3,242
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,4,6	3,155	3,165
Royal Bank of Canada 2.00% 20196	3,550	3,561
Royal Bank of Canada 2.20% 20196	37,700	37,901
Royal Bank of Canada 1.875% 20206	18,000	17,964
Royal Bank of Canada 2.10% 20206	5,000	5,002
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 20566	20,650	20,830
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.137% 20494,6,7	5,188	5,189
Swedbank AB 1.375% 20184,6	925	924
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,6,7	6,712	6,685
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,6,7	81,735	82,360
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20574,6,7	19,403	19,537
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.221% 20516,7	10,437	10,428
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.296% 20356,7	4,852	4,987
Westpac Banking Corp. 1.25% 20174,6	800	800
Westpac Banking Corp. 1.375% 20184,6	3,325	3,321
Westpac Banking Corp. 1.85% 20184,6	8,300	8,305
Westpac Banking Corp. 2.00% 20194,6	28,300	28,355
Westpac Banking Corp. 2.25% 20204,6	12,500	12,514
Westpac Banking Corp. 2.00% 20214,6	10,825	10,816
		8,994,284
Asset-backed obligations 1.30%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,6	16,535	16,693
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20214,6	15,000	14,985
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,6	14,000	14,040
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,6	1,150	1,151
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20206	13,510	13,512
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20196	1,735	1,735
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20196	412	412
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20206	3,396	3,394
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20216	1,020	1,014
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20226	4,875	4,937
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20254,6,7	20,175	20,177
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20214,6	4,257	4,266
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20194,6	74	74
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20254,6,7	44,315	44,339
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20264,6,7	36,645	36,797
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20226	19,600	19,572
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 20236	40,000	40,127
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20196	3,881	3,879

American Balanced Fund — Page 27 of 36

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20206	$98,630	$98,552
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20194,6	994	994
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20194,6	42	42
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,6	3,275	3,284
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,6	2,500	2,508
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.263% 20264,6,7	28,500	28,540
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,6	621	626
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.387% 20206,7	8,000	8,029
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20216	16,725	16,838
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,6	526	525
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20294,6	3,705	3,700
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20294,6	4,731	4,731
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20194,6	351	350
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20194,6	459	459
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,6	676	677
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20204,6	19,103	19,094
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20214,6	1,250	1,258
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,6	10,350	10,490
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,6	960	979
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 1.987% 20346,7	2,014	2,013
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20216	7,595	7,641
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20194,6	1,523	1,523
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20204,6	3,800	3,813
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,6	11,952	12,008
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,6	4,998	5,027
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,6	6,342	6,382
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,6	19,086	19,259
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,6	29,000	29,368
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,6	4,665	4,716
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20214,6	2,730	2,753
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 20194,6	1,345	1,345
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20204,6	184	184
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,6	2,804	2,803
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20224,6	6,433	6,429
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,6	7,060	7,081
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,6	7,345	7,421
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20196	735	735
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20204,6	3,600	3,613
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20204,6	2,250	2,260
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20264,6	8,500	8,535
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20264,6	8,880	8,955
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,6	25,000	24,822
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,6	35,370	35,551
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,6	33,450	33,787
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,6	90,610	91,594
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20294,6	52,730	52,706
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20206	18,860	18,858
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20216	22,500	22,388
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20226	14,390	14,398
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,6	33,258	33,737
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.635% 20284,6,7	219	219
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,6	23,840	23,757
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 20214,6	5,505	5,462
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20214,6	17,663	17,683

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unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2017-2A, Class A, 3.29% 20234,6	$26,890	$26,894
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.416% 20254,6,7	41,600	41,820
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20254,6,7	13,604	13,620
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 20336	284	289
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 20196	25	25
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20196	1,180	1,181
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20196	2,505	2,510
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20194,6	135	135
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20206	2,188	2,187
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20206	2,815	2,814
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 20206	3,727	3,730
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20206	3,131	3,136
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20206	85	85
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20216	15,310	15,387
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20216	5,555	5,603
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20216	17,985	18,127
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20216	125	126
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20216	10,500	10,622
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20226	3,000	3,035
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,6	2,100	2,108
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.287% 20354,6,7	3,905	3,941
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,6	16,121	16,220
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20254,6,7	29,289	29,291
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 1.987% 20306,7	4,550	4,526
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.237% 20336,7	12,240	12,120
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20254,6,7	76,825	76,872
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20384,6	2,429	2,414
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,6	5,541	5,538
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,6	624	621
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,6	14,170	14,146
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,6	6,834	6,838
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,6	13,973	14,505
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,6	37,874	37,758
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20424,6	20,299	20,300
Utility Debt Securitization Auth., Series 2013-T, 2.042% 20216	3,322	3,320
Utility Debt Securitization Auth., Series 2013-T, 3.435% 20256	2,625	2,719
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,6	16,300	16,252
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,6	44,210	44,190
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,6	72,860	73,083
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20196	4,970	4,966
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.254% 20264,6,7	14,540	14,559
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20204,6	11,375	11,382
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20214,6	4,500	4,536
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.714% 20226,7	2,625	2,630
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20206	2,820	2,817
		1,540,584
Bonds & notes of governments & government agencies outside the U.S. 0.39%
CPPIB Capital Inc. 1.25% 20194	23,300	23,059
CPPIB Capital Inc. 2.25% 20224	25,714	25,770
European Investment Bank 2.25% 2022	37,550	37,840
FMS Wertmanagement 1.625% 2018	5,000	5,003

American Balanced Fund — Page 29 of 36

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Israel (State of) 3.15% 2023	$35,000	$36,287
Japan Finance Organization for Municipalities 2.125% 20194	10,000	10,013
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,902
Manitoba (Province of) 3.05% 2024	13,500	13,905
Ontario (Province of) 3.20% 2024	10,000	10,391
Quebec (Province of) 2.375% 2022	51,867	52,185
Quebec (Province of) 2.75% 2027	26,000	25,843
Saudi Arabia (Kingdom of) 2.875% 20234	35,050	34,860
Saudi Arabia (Kingdom of) 3.625% 20284	17,150	16,973
Saudi Arabia (Kingdom of) 4.625% 20474	11,090	11,197
Spain (Kingdom of) 4.00% 20184	54,950	55,418
Swedish Export Credit Corp. 2.875% 20234	3,000	3,007
United Mexican States 4.125% 2026	26,650	28,109
United Mexican States 4.15% 2027	41,977	44,172
United Mexican States 5.55% 2045	15,000	17,299
		460,233
Federal agency bonds & notes 0.23%
Fannie Mae 2.00% 2022	30,000	30,113
Fannie Mae 2.125% 2026	45,510	44,430
Fannie Mae 6.25% 2029	4,000	5,400
Federal Home Loan Bank 0.875% 2018	77,140	76,875
Federal Home Loan Bank 1.875% 2020	25,660	25,816
Federal Home Loan Bank 5.50% 2036	600	811
Freddie Mac 0.75% 2018	38,120	38,024
Freddie Mac 0.75% 2018	22,612	22,585
Private Export Funding Corp. 3.55% 2024	25,897	27,880
		271,934
Municipals 0.19% Illinois 0.08%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20336	95,485	96,659
California 0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,126
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,703
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	2,080	2,118
		35,947
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.51% 20287	5,000	4,869
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,396
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,195
		32,460

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unaudited

Bonds, notes & other debt instruments Municipals (continued) Michigan 0.02%	Principal?amount (000)	Value (000)
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.47% 20327	$5,000	$4,554
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,432
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 1.984% 20306,7	7,638	7,626
		21,612
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,082
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,617
		20,699
Puerto Rico 0.01%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.39% 20297	10,200	8,288
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	500	525
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	3,095	3,315
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	990	1,020
		4,860
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,325	1,410
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	610	634
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 20436	556	542
Texas 0.00%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	300	299
		223,410
Miscellaneous 0.02%
Other bonds & notes in initial period of acquisition		19,005
Total bonds, notes & other debt instruments (cost: $38,883,017,000)		39,332,834
Short-term securities 5.80%
3M Co. 1.10% due 10/24/20174	50,000	49,962
Apple Inc. 1.19%–1.27% due 10/19/2017–1/2/20184	129,000	128,769
Bank of New York Mellon Corp. 1.19% due 11/27/2017	50,000	49,901
CAFCO, LLC 1.21%–1.25% due 10/16/2017–11/13/20174	150,000	149,869
Chariot Funding, LLC 1.30% due 11/13/20174	95,000	94,849
Ciesco LLC 1.31%–1.37% due 12/12/2017–12/28/20174	100,000	99,714

American Balanced Fund — Page 31 of 36

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Cisco Systems, Inc. 1.19%–1.20% due 11/15/2017–12/20/20174	$121,300	$121,037
Coca-Cola Co. 1.25%–1.32% due 1/25/2018–3/13/20184	140,000	139,349
Eli Lilly and Co. 1.10% due 10/5/20174	50,000	49,991
Estée Lauder Companies Inc. 1.15% due 10/23/20174	25,000	24,980
ExxonMobil Corp. 1.11% due 10/4/2017	100,000	99,985
Fannie Mae 1.05% due 10/18/2017	50,000	49,978
Federal Farm Credit Banks 1.20%–1.25% due 3/7/2018–6/5/2018	150,000	148,943
Federal Home Loan Bank 1.01%–1.13% due 10/2/2017–3/12/2018	1,991,850	1,989,080
Freddie Mac 0.99%–1.16% due 10/11/2017–4/3/2018	644,500	642,055
Hershey Co. 1.14% due 10/10/20174	40,000	39,986
John Deere Capital Corp. 1.21% due 11/21/20174	75,000	74,873
Johnson & Johnson 1.06%–1.12% due 10/12/2017–10/24/20174	189,900	189,804
Jupiter Securitization Co., LLC 1.32% due 11/6/20174	77,400	77,297
Merck & Co. Inc. 1.12% due 10/23/20174	91,600	91,533
Paccar Financial Corp. 1.13% due 10/20/2017	23,000	22,984
PepsiCo Inc. 1.10% due 10/6/2017–10/18/20174	143,200	143,131
Pfizer Inc. 1.18%–1.30% due 12/18/2017–1/22/20184	172,200	171,660
Procter & Gamble Co. 1.11%–1.17% due 10/18/2017–12/6/20174	150,000	149,834
Qualcomm Inc. 1.19% due 11/7/20174	105,900	105,766
Simon Property Group, L.P. 1.18% due 11/13/20174	25,000	24,962
U.S. Bank, N.A. 0.00% due 10/27/2017	100,000	100,010
U.S. Treasury Bill 1.10% due 2/22/2018	250,000	248,892
U.S. Treasury Bills 1.01%–1.11% due 11/16/2017–3/1/2018	1,278,000	1,274,456
United Parcel Service Inc. 1.10%–1.22% due 10/2/2017–11/6/20174	85,000	84,955
USAA Capital Corp. 1.10% due 10/5/2017	35,000	34,993
Wal-Mart Stores, Inc. 1.10%–1.11% due 10/23/2017–10/24/20174	185,000	184,862
Walt Disney Co. 1.07% due 10/12/20174	25,000	24,990
Total short-term securities (cost: $6,883,360,000)		6,883,450
Total investment securities 100.86% (cost: $92,643,646,000)		119,648,882
Other assets less liabilities (0.86)%		(1,024,424)
Net assets 100.00%		$118,624,458

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on such holdings and related transactions during the year ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 1.68%
Information technology 1.38%
Symantec Corp.11	30,540,000	1,486,000	—	32,026,000	$—	$281,333	$7,172	$1,050,773
VeriSign, Inc.2	5,500,000	—	—	5,500,000	—	166,760	—	585,145
								1,635,918

American Balanced Fund — Page 32 of 36

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Materials 0.30%
Royal Gold, Inc.	1,770,000	2,359,000	—	4,129,000	$—	$63,113	$1,890	$355,259
Total common stocks								1,991,177
Total 1.68%					$—	$511,206	$9,062	$1,991,177

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,479,467,000, which represented 2.09% of the net assets of the fund. This amount includes $2,347,310,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,888,996,000, which represented 5.81% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Coupon rate may change periodically.
8	A portion of this security was pledged as collateral. The total value of pledged collateral was $333,000, which represented less than .01% of the net assets of the fund.
9	Index-linked bond whose principal amount moves with a government price index.
10	Purchased on a TBA basis.
11	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2016; it was not publicly disclosed.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$15,907,531	$324,976	$—	$16,232,507
Consumer discretionary	10,163,610	181,132	—	10,344,742
Financials	9,559,499	362,254	—	9,921,753
Energy	6,961,086	142,968	—	7,104,054
Consumer staples	6,794,186	173,840	—	6,968,026
Health care	6,845,957	—	—	6,845,957
Industrials	3,858,116	—	—	3,858,116
Materials	3,793,873	—	—	3,793,873
Real estate	1,804,979	59,411	—	1,864,390
Telecommunication services	523,328	—	—	523,328
Utilities	336,135	—	—	336,135
Miscellaneous	4,371,263	1,221,172	—	5,592,435
Preferred securities	—	4,562	—	4,562
Convertible stocks	42,720	—	—	42,720
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,992,924	1,420	14,994,344
U.S. Treasury bonds & notes	—	12,829,040	—	12,829,040
Mortgage-backed obligations	—	8,994,284	—	8,994,284
Asset-backed obligations	—	1,540,584	—	1,540,584
Bonds & notes of governments & government agencies outside the U.S.	—	460,233	—	460,233
Federal agency bonds & notes	—	271,934	—	271,934
Municipals	—	223,410	—	223,410
Miscellaneous	—	19,005	—	19,005
Short-term securities	—	6,883,450	—	6,883,450
Total	$70,962,283	$48,685,179	$1,420	$119,648,882

*	Securities with a value of $2,347,310,000, which represented 1.98% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Balanced Fund — Page 35 of 36

unaudited

Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
CLO = Collateralized Loan Obligations
CMS = Constant Maturity Swap
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-011-1117O-S60711	American Balanced Fund — Page 36 of 36

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017